Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurements
Fair Value Measurements
5.	Fair Value Measurements

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, deferred rent, deferred revenue, other current liabilities, and debt approximate fair value. Marketable securities and money market funds are categorized as Level 1.

The Company measures its cash equivalents at amortized cost, which approximates fair value. Money market funds categorized as Level 1 as of September 30, 2021 and December 31, 2020 are as follows (in thousands):

	September 30, 2021	December 31, 2020
Cash equivalents:
Money market funds	$24,461	$24,460
	$24,461	$24,460

4.	Fair Value Measurements

The Company measures its cash equivalents at amortized cost, which approximates fair value. Money market funds categorized as Level 1 as of December 31, 2020 and 2019 are as follows (in thousands):

	2020	2019
Cash equivalents:
Money market funds	$24,460	$24,379
	$24,460	$24,379